Form N-1A Cover	Aug. 26, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 26, 2025